Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 866,393	¥ 799,527
Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	0	0	¥ 0	¥ 0
Held-to-maturity Securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	¥ 0	0	¥ 0	¥ 0
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	48.95%
Joint Stock Commercial Bank Foreign Trade of Vietnam [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	15.00%
Mizuho Leasing Company LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	23.54%
Matthew International Capital Management LLC [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	18.00%
Custody Bank of Japan Ltd [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	27.00%
Rakuten Securities, Inc [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Kisetsu Saison Finance (India) Private Ltd. [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	16.24%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 340,271	316,205
Equity method Investments, aggregated market values	¥ 591,571	¥ 642,663